Stockholders' Equity - BSM Option Valuation Model Assumptions (Detail) - $ / shares		12 Months Ended
	Feb. 20, 2015	Dec. 31, 2015	Jun. 23, 2014	Jun. 17, 2014
Fair value of underlying common stock (in dollars per share)	$ 42.00
Underwriter Options [Member]
Fair value of underlying common stock (in dollars per share)				$ 150.00
Public Offering [Member] | Underwriter Options [Member]
Fair value of underlying common stock (in dollars per share)	39.30	$ 39.30
Exercise price (in dollars per share)	$ 39.00	$ 39.00
Risk-free interest rate	0.02%	0.02%
Volatility	73.00%	73.00%
Dividend yield	0.00%	0.00%
Contractual term (in years)	43 days	1 month 13 days
Weighted-average measurement date fair value per share (in dollars per share)	$ 4.05	$ 4.05
IPO [Member]
Fair value of underlying common stock (in dollars per share)			$ 150.00
IPO [Member] | Underwriter Options [Member]
Fair value of underlying common stock (in dollars per share)		150.00
Exercise price (in dollars per share)		$ 139.50
Risk-free interest rate		0.035%
Volatility		63.00%
Dividend yield		0.00%
Contractual term (in years)		1 month 13 days
Weighted-average measurement date fair value per share (in dollars per share)		$ 18.45
Warrant [Member] | Public Offering [Member]
Fair value of underlying common stock (in dollars per share)	38.55	38.55
Exercise price (in dollars per share)	$ 52.50	$ 52.50
Risk-free interest rate	1.61%	1.61%
Volatility	65.50%	65.50%
Dividend yield	0.00%	0.00%
Contractual term (in years)	5 years	5 years
Weighted-average measurement date fair value per share (in dollars per share)	$ 18.45	$ 18.45
Warrant [Member] | IPO [Member]
Fair value of underlying common stock (in dollars per share)		117.60
Exercise price (in dollars per share)		$ 187.50
Risk-free interest rate		1.72%
Volatility		64.60%
Dividend yield		0.00%
Contractual term (in years)		5 years
Weighted-average measurement date fair value per share (in dollars per share)		$ 50.70